Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes paid	$ 2,509,100	$ 1,321,000
New Hampshire [Member]
Income taxes paid	17,000	16,000
Vermont [Member]
Income taxes paid	2,100	0
Federal [Member]
Income taxes paid	$ 2,490,000	$ 1,305,000